Vanguard Emerging Markets Government Bond Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	120
Expense Example, with Redemption, 10 Years	$ 177